UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GaveKal Platform Company Fund
Semi-Annual Report
February 28, 2011

www.GaveKalFunds.com

GaveKal Platform Company Fund
a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1

Schedule of Investments	2

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	9

Supplemental Information	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the GaveKal Platform Company Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

GaveKal Platform Company Fund
Fund Expenses – February 28, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 09/30/10* to 2/28/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value*	Ending Account Value	Expenses Paid During Period**
		09/30/10	02/28/11	09/30/10 – 02/28/11
Advisor Class
	Actual Performance	$1,000.00	$1,020.00	$6.31
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.58	$6.29
Institutional Class
	Actual Performance	$1,000.00	$1,021.00	$5.26
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.62	$5.25

*The Fund commenced operations on September 30, 2010.
** Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period divided by 365 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

GaveKal Platform Company Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number of Shares		Value
	Common Stocks - 34.9%
	Consumer Discretionary - 2.0%
300	Viacom, Inc.	$13,398
250	The Walt Disney Co.	10,935
		24,333
	Consumer Staples - 8.6%
640	Asahi Breweries, Ltd.	12,372
180	Church & Dwight Co., Inc.	13,579
192	Coca-Cola Co.	12,273
500	Kao Corp.	13,447
240	Lawson, Inc.	11,818
240	Nestle SA	13,589
190	Procter & Gamble Co.	11,979
240	Reckitt Benckiser Group PLC	12,373
		101,430

	Health Care - 13.6%
270	Astellas Pharma, Inc.	10,617
186	Biogen Idec, Inc.*	12,722
474	Bristol-Myers Squibb Co.	12,234
220	Celgene Corp.*	11,682
600	Daiichi Sankyo Co. Ltd.	12,886
390	Forest Laboratories, Inc.*	12,636
280	Hisamitsu Pharmaceutical Co., Inc.	11,325
400	Olympus Corp.	11,758
300	Ono Pharmaceutical Co. Ltd.	15,708
100	Shire PLC	2,832
230	Stryker Corp.	14,550
22	Synthes, Inc.	3,020
300	Takeda Pharmaceutical Co. Ltd.	14,946
160	Waters Corp.*	13,288
		160,204

	Industrials - 5.2%
110	3M Co.	10,145
220	Dover Corp.	14,135
70	Precision Castparts Corp.	9,922
160	Roper Industries, Inc.	13,461
160	United Technologies Corp.	13,366
		61,029

GaveKal Platform Company Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number of Shares		Value
	Information Technology - 4.5%
69	Dassault Systemes SA	$5,285
390	EMC Corp.*	10,612
210	FLIR Systems, Inc.	6,783
20	Google, Inc.*	12,268
440	Intel Corp.	9,447
330	Microsoft Corp.	8,771
		53,166

	Materials - 1.0%
190	Sigma-Aldrich Corp.	12,139

	Total Common Stocks	412,301
	(Cost $397,941)

Principal
Amount
	Short-Term Investments - 63.6%
$750,848	UMB Money Market Fiduciary, 0.01%†	750,848
	Total Short-Term Investment	750,848
	(Cost $750,848)

	Total Investments - 98.5%
	(Cost $1,148,789)	1,163,149
	Other Assets less Liabilities - 1.5%	18,158
	Total Net Assets	$1,181,307

* Non-Income Producing Security.
† The rate quoted is the annualized seven-day yield of the Fund at the period end.
PLC - Public Limited Company.

See accompanying Notes to Financial Statements.

Sector Representation as of 02/28/11 (% of Total Investments)

Sector Breakdown	% of Total Investments
Health Care	13.8%
Consumer Staples	8.7%
Industrials	5.2%
Information Technology	4.6%
Consumer Discretionary	2.1%
Materials	1.0%
Short-Term Investment	64.6%
Total Investments	100.0%

GaveKal Platform Company Fund
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2011 (Unaudited)

ASSETS
Investments in securities, at value (cost $1,148,789)	$1,163,149
Receivables:
Dividends and interest	1,166
From Advisor	21,128
Prepaid expenses	40,856
Total assets	1,226,299

LIABILITIES
Payables:
Transfer agent fees	12,133
Fund accounting fees	8,551
Custody fees	6,514
Administration fees	4,383
Chief Compliance Officer fees	852
Trustees fees	664
Distribution Plan - Advisor Class (Note 7)	184
Accrued other expenses	11,711
Total liabilities	44,992

NET ASSETS	$1,181,307

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,168,245
Accumulated net investment loss	(1,492)
Accumulated net realized gain on investments	188
Net unrealized appreciation on:
Investments	14,360
Foreign currency	6
Net Assets	$1,181,307

Advisor Class
Net assets applicable to shares outstanding	$469,140
Shares outstanding	45,984
Net asset value, offering and redemption price per share	$10.20

Institutional Class
Net assets applicable to shares outstanding	$712,167
Shares outstanding	69,719
Net asset value, offering and redemption price per share	$10.21

See accompanying Notes to Financial Statements.

GaveKal Platform Company Fund
STATEMENT OF OPERATIONS
For the Period September 30, 2010* through February 28, 2011 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $60)	$1,404
Interest	16
Total income		$1,420

Expenses
Advisory fees	1,897
Distribution fees - Advisor Class (Note 7)	268
Transfer agent fees	24,960
Fund accounting fees	17,820
Administration fees	16,548
Registration fees	14,659
Organization cost	14,321
Custody fees	8,480
Audit fees	6,762
Legal fees	4,137
Chief compliance officer fees	3,724
Trustees' fees and expenses	2,088
Insurance fees	2,069
Shareholder reporting fees	1,587
Miscellaneous	1,578

Total expenses		120,898
Less: Advisory fees waived		(1,897)
Less: Other expenses waived or reimbursed		(116,089)
Net expenses		2,912
Net investment loss		(1,492)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments		189
Foreign currency transactions		(1)
Net realized gain		188
Net unrealized appreciation on:
Investments		14,360
Foreign currency translations		6
Net unrealized appreciation		14,366
Net realized and unrealized gain on investments and foreign currency		14,554

Net Increase in Net Assets from Operations		$13,062

*The Fund commenced operations on September 30, 2010.

See accompanying Notes to Financial Statements.

GaveKal Platform Company Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
September 30, 2010*
to February 28, 2011
(Unaudited)
INCREASE IN NET ASSETS FROM:
Operations
Net investment loss	$(1,492)
Net realized gain on investments and foreign currency	188
Net unrealized appreciation on investments and foreign currency	14,366
Net increase in net assets resulting from operations	13,062

Capital Transactions
Net proceeds from shares sold	1,168,245
Net change in net assets from capital transactions	1,168,245

Total increase in net assets	1,181,307

NET ASSETS
Beginning of period	-
End of period	$1,181,307

Accumulated net investment loss	$(1,492)

*	The Fund commenced operations on September 30, 2010.

See accompanying Notes to Financial Statements.

GaveKal Platform Company Fund
FINANCIAL HIGHLIGHTS - Advisor Class

Per share operating performance
For a capital share outstanding throughout the Period

	For the period September 30, 2010*
	to February 28, 2011
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment (loss) income (a)	(0.04)
Net realized and unrealized gain on investments and foreign currency	0.24
Total from investment operations	0.20

Net asset value, end of period	$10.20

Total return	2.00	% *

Ratios and Supplemental Data
Net assets, end of period	$469,140

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	57.30	% **
After fees waived and expenses absorbed	1.50	% **
Ratio of net investment loss to average net assets
Before fees waived and expenses absorbed	(56.63	)% **
After fees waived and expenses absorbed	(0.83	)% **
Portfolio turnover rate	4	% *

(a)	Based on average shares outstanding during the period.
*	Not annualized. The Fund commenced operations on September 30, 2010.
**	Annualized.

See accompanying Notes to Financial Statements.

GaveKal Platform Company Fund
FINANCIAL HIGHLIGHTS - Institutional Class

Per share operating performance
For a capital share outstanding throughout the Period

	For the period September 30, 2010*
	to February 28, 2011
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment (loss) income (a)	(0.02)
Net realized and unrealized gain on investments and foreign currency	0.23
Total from investment operations	0.21

Net asset value, end of period	$10.21

Total return	2.10	% *

Ratios and Supplemental Data
Net assets, end of period	$712,167

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	57.05	% **
After fees waived and expenses absorbed	1.25	% **
Ratio of net investment loss to average net assets
Before fees waived and expenses absorbed	(56.38	)% **
After fees waived and expenses absorbed	(0.58	)% **
Portfolio turnover rate	4	% *

(a)	Based on average shares outstanding during the year.
*	Not annualized. The Fund commenced operations on September 30, 2010.
**	Annualized.

See accompanying Notes to Financial Statements.

GaveKal Platform Company Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Unaudited)

Note 1 – Organization
GaveKal Platform Company Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

GaveKal Platform Company Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Continued)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

(e) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

GaveKal Platform Company Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Continued)

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period from September 30, 2010 (commencement of operations) through February 28, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with GaveKal Capital, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.50% and 1.25% of the Fund's average daily net assets for Advisor Class and Institutional Class, respectively until September 30, 2011.

For the period September 30, 2010 (commencement of operations) through February 28, 2011, the Advisor waived all of its advisory fees of $1,884 and reimbursed other expenses of $116,107.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At February 28, 2011, the amount of these potentially recoverable expenses was $117,991.  The Advisor may recapture a portion of this amount no later than August 31, 2014.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period ended February 28, 2011, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period ended February 28, 2011, are reported on the Statement of Operations.

GaveKal Platform Company Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Continued)

Note 4 – Federal Income Taxes
At February 28, 2011, gross unrealized appreciation and (depreciation) of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,148,789

Gross unrealized appreciation	$18,415
Gross unrealized depreciation	(4,055)
Net unrealized appreciation on investments and foreign currency translations	$14,360

Note 5 - Capital Transactions
Capital transactions for the Fund were as follows:

For the Period Ended February 28, 2011
	Shares	Value
Subscriptions:
Advisor Class	45,984	$460,745
Institutional Class	69,719	707,500
Total Subscriptions	115,703	$1,168,245

Reinvestments:
Advisor Class	-	-
Institutional Class	-	-
Total Reinvestments	-	-

Repurchases:
Advisor Class	-	-
Institutional Class	-	-
Total Repurchases	-	-

Note 6 - Investment Transactions
For the period ended February 28, 2011, purchases and sales of investments, excluding short-term investments, were $405,501 and $7,708, respectively.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Advisor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator. The Institutional Class does not pay any distribution fees.

For the period ended February 28, 2011, distribution fees incurred are disclosed on the Statement of Operations.

GaveKal Platform Company Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Continued)

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s assets carried at fair value:

GaveKal Platform Company Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Continued)

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$24,333	-	-	$24,333
Consumer Staples	51,278	50,152	-	101,430
Health Care	77,112	83,091	-	160,203
Industrials	61,030	-	-	61,030
Information Technology	47,881	5,285	-	53,166
Materials	12,139	-	-	12,139
Short-Term Investments	750,848	-	-	750,848
Total Investments, at Value	$1,024,621	$138,528	$-	$1,163,149

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $138,528 of investment securities were classified as level 2 instead of level 1.

** The fund did not hold any level 3 securities during the period.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the period ended February 28, 2011, the Fund did not enter into any forward contracts.

Note 11 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

GaveKal Platform Company Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Continued)

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

GaveKal Platform Company Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement with GaveKal Capital, LLC

At an in-person meeting held on September 13-14, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and GaveKal Capital, LLC (“GaveKal”) with respect to the GaveKal Platform Company Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from GaveKal and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators.  The materials, among other things, included an outline of the services to be provided by GaveKal to the Fund (including the relevant personnel responsible for these services and their experience); reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “peer group”); and a summary of GaveKal’s policies, including its code of ethics and compliance manual.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement.  Before voting the Independent Trustees discussed approval of the Advisory Agreement in a private session at which no representatives of GaveKal were present.

In approving the Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement, and each Trustee may have attributed different weight to the various factors.  The Board also considered information given to them by representatives of GaveKal in a presentation at the June 22, 2010, Board meeting.  The Board reviewed the materials and various matters concerning GaveKal and the Fund, including those that had been discussed at the previous Board meeting.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by GaveKal and discussed the specific responsibilities of GaveKal under the Advisory Agreement.  The Board and the Independent Trustees also considered information regarding the resources that GaveKal would commit to managing the Fund, including information about the personnel that would be involved in managing the Fund’s investments.  In addition, they considered information about GaveKal’s investment philosophy and process, its research process and its brokerage and trading practices.  The Board also reviewed the performance of a product managed by GaveKal using the same strategies it proposed to use with respect to the Fund, and noted that GaveKal’s product had significantly outperformed its benchmark in 2007 and 2008, although it had underperformed in 2006 and 2009.  They also considered a report on certain policies and procedures of GaveKal, including information about its code of ethics.  The Board and the Independent Trustees determined that the nature, extent and quality of the services to be provided by GaveKal were satisfactory.

GaveKal Platform Company Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees then considered the proposed advisory fee and expenses for the Fund.  They noted that the proposed advisory fee and overall estimated total expenses to be paid by the Fund were reasonable and within the range of other funds in its peer group. The Board also considered that GaveKal would agree to limit the Fund’s total expenses to 1.50% and 1.25% of average daily net assets for Advisor Class and Institutional Class, respectively, until September 30, 2011. The Board (including the Independent Trustees) determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by GaveKal.

Profitability of Advisory Agreement

The Board reviewed GaveKal’s estimated profitability with respect to the Fund and determined the profitability was reasonable.  The Board also considered other potential benefits, in addition to profitability, that could arise from GaveKal’s relationship with the Fund.

Economies of Scale

The Board and the Independent Trustees considered whether the Fund would realize any economies of scale.  They noted that in the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grow.

Conclusion

Based on these and other considerations, the Board and the Independent Trustees concluded that approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement for an initial two-year term.

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GaveKal Platform Company Fund
a series of the Investment Managers Series Trust

Investment Advisor
GaveKal Capital, LLC
1099 18th Street, Suite 2780
Denver, Colorado 80202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
GaveKal Platform Company Fund Advisor Class	GAVAX	461 418 667
GaveKal Platform Company Fund Institutional Class	GAVIX	461 418 659

Privacy Principles of the GaveKal Platform Company Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the GaveKal Platform Company Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 998-9890, on the Fund’s website at www.gavekalfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 998-9890, on the Fund’s website at www.gavekalfunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 998-9890. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

GaveKal Platform Company Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-998-9890

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)     /s/ John P. Zader
     John P. Zader, President

Date   May 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ John P. Zader
     John P. Zader, President

Date May 3, 2011

By (Signature and Title)     /s/ Rita Dam
     Rita Dam, Treasurer

Date May 3, 2011